Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2024
At the beginning of the financial year	8,140	36,654	13,304	13,481	239	71,818
Additions 1	27	1,206	795	8,840	58	10,926
Remeasurements of index-linked freight contracts 2	–	230	–	–	–	230
Depreciation for the year	(637)	(4,287)	(264)	–	–	(5,188)
Impairments for the year 3	(88)	(1,440)	(930)	(1,365)	(10)	(3,833)
Disposals	(1)	(15)	–	–	–	(16)
Divestment of subsidiaries and operations 4	(293)	(1,093)	(23)	(44)	–	(1,453)
Transfers and other movements	417	3,249	(655)	(3,815)	(51)	(855)

At the end of the financial year 5	7,565	34,504	12,227	17,097	236	71,629

– Cost	15,180	86,989	19,900	19,106	1,035	142,210
– Accumulated depreciation and impairments	(7,615)	(52,485)	(7,673)	(2,009)	(799)	(70,581)

Net book value – 30 June 2023
At the beginning of the financial year	8,079	35,500	8,494	9,031	191	61,295
Additions 1	194	1,024	842	6,332	56	8,448
Acquisition of subsidiaries and operations 6	88	2,256	4,612	720	–	7,676
Remeasurements of index-linked freight contracts 2	–	53	–	–	–	53
Depreciation for the year	(586)	(4,156)	(225)	–	–	(4,967)
Impairments for the year 3	–	(73)	–	–	–	(73)
Disposals	(2)	(6)	–	–	–	(8)
Transfers and other movements	367	2,056	(419)	(2,602)	(8)	(606)

At the end of the financial year 5	8,140	36,654	13,304	13,481	239	71,818

– Cost	15,258	85,394	19,420	14,245	1,029	135,346
– Accumulated depreciation and impairments	(7,118)	(48,740)	(6,116)	(764)	(790)	(63,528)

1	Includes change in estimates and net foreign exchange gains/(losses) related to the closure and rehabilitation provisions for operating sites. Refer to note 15 ‘Closure and rehabilitation provisions’.

2	Relates to remeasurements of index-linked freight contracts including continuous voyage charters (CVCs). Refer to note 22 ‘Leases’.

3	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.

4	Relates to the divestment of the Blackwater and Daunia mines completed on 2 April 2024. Refer to note 3 ‘Exceptional items’ for more information.

5
Includes the carrying value of the Group’s
right-of-use
assets relating to land and buildings and plant and equipment of US$2,708 million (2023: US$2,809 million). Refer to note 22 ‘Leases’ for the movement of the right-of-use
assets.

6	Relates to the acquisition of OZL on 2 May 2023. Refer to note 29 ‘Business combinations’ for more information.

Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories	The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.

Category	Buildings	Plant and equipment	Mineral rights	Capitalised exploration, evaluation and development expenditure
Typical depreciation methodology	SL	SL	UoP	UoP

Depreciation rate	25-50 years	3-30 years	Based on the rate of depletion of reserves	Based on the rate of depletion of reserves